Condensed Consolidating Guarantor Information (Balance Sheet) (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 29, 2012	Dec. 31, 2011	Jan. 01, 2011	Jan. 02, 2010
ASSETS
Cash and cash equivalents	$ 60,196	$ 36,014	$ 60,197	$ 113,093
Accounts receivable, net	104,785	112,838
Inventories	111,343	109,290
Salespersons overdrafts, net	24,144	30,074
Prepaid expenses and other current assets	17,952	19,313
Income tax receivable	2,928	2,022
Deferred income taxes	25,184	21,896
Total current assets	346,532	331,447
Property, plant and equipment, net	203,665	210,050
Goodwill	918,946	983,114	1,008,499
Intangibles, net	401,323	448,394	503,809
Deferred financing costs, net	42,740	52,486
Deferred income taxes	2,472	2,564
Other assets	10,728	11,533
Prepaid pension costs		4,906
Total assets	1,926,406	2,044,494	2,143,975
LIABILITIES AND STOCKHOLDER'S (DEFICIT) EQUITY
Accounts payable	55,103	55,350
Accrued employee compensation	31,511	30,547
Customer deposits	175,145	176,996
Commissions payable	12,345	21,365
Income taxes payable	49,321	29,812
Interest payable	34,514	34,294
Current portion of long-term debt and capital leases	15,236	4,026
Other accrued liabilities	26,152	36,384
Total current liabilities	399,327	388,774
Long-term debt and capital leases, less current maturities	1,869,215	1,913,579
Deferred income taxes	134,703	158,095
Pension liabilities, net	129,627	97,174
Other noncurrent liabilities	34,871	44,851
Total liabilities	2,567,743	2,602,473
Mezzanine equity	1,216	578
Stockholder's (deficit) equity	(642,553)	(558,557)	(510,157)	739,802
Total liabilities, mezzanine equity and stockholder's deficit	1,926,406	2,044,494
Visant Holding Corp [Member]
ASSETS
Cash and cash equivalents	48,590	30,138	46,794	98,340
Accounts receivable, net	1,474	1,099
Prepaid expenses and other current assets	1,777
Income tax receivable	2,928	2,022
Intercompany receivable	379
Deferred income taxes	10,582	3,006
Total current assets	65,730	36,265
Property, plant and equipment, net	55	172
Deferred financing costs, net	42,740	52,486
Intercompany receivable	527,924	592,610
Other assets	844	847
Investment in subsidiaries	742,380	812,921
Total assets	1,379,673	1,495,301
LIABILITIES AND STOCKHOLDER'S (DEFICIT) EQUITY
Accounts payable	5,710	5,135
Accrued employee compensation	6,952	6,579
Income taxes payable	51,917	28,478
Interest payable	34,403	34,204
Current portion of long-term debt and capital leases	10,668	12
Intercompany payable	1,982	12,075
Other accrued liabilities	3,539	13,553
Total current liabilities	115,171	100,036
Long-term debt and capital leases, less current maturities	1,862,908	1,905,214
Intercompany payable		14,303
Deferred income taxes	1,685	(5,783)
Pension liabilities, net	23,829	18,274
Other noncurrent liabilities	17,417	21,236
Total liabilities	2,021,010	2,053,280
Mezzanine equity	1,216	578
Stockholder's (deficit) equity	(642,553)	(558,557)
Total liabilities, mezzanine equity and stockholder's deficit	1,379,673	1,495,301
Guarantors [Member]
ASSETS
Cash and cash equivalents	3,286	2,334	8,098	3,825
Accounts receivable, net	91,690	96,626
Inventories	106,704	104,998
Salespersons overdrafts, net	22,912	29,158
Prepaid expenses and other current assets	14,861	18,434
Intercompany receivable	6,100	12,400
Deferred income taxes	14,548	18,806
Total current assets	260,101	282,756
Property, plant and equipment, net	200,500	208,524
Goodwill	894,787	959,004
Intangibles, net	390,391	438,022
Intercompany receivable		14,303
Other assets	9,617	10,429
Investment in subsidiaries	103,083	97,270
Prepaid pension costs		4,906
Total assets	1,858,479	2,015,214
LIABILITIES AND STOCKHOLDER'S (DEFICIT) EQUITY
Accounts payable	44,428	44,647
Accrued employee compensation	20,883	21,405
Customer deposits	167,328	168,904
Commissions payable	11,649	20,651
Income taxes payable	(2,949)	1,414
Interest payable	111	90
Current portion of long-term debt and capital leases	4,556	3,996
Intercompany payable	(522)	(4,275)
Other accrued liabilities	21,357	21,673
Total current liabilities	266,841	278,505
Long-term debt and capital leases, less current maturities	6,305	8,351
Intercompany payable	586,843	649,057
Deferred income taxes	132,871	163,878
Pension liabilities, net	105,798	78,900
Other noncurrent liabilities	17,441	23,602
Total liabilities	1,116,099	1,202,293
Stockholder's (deficit) equity	742,380	812,921
Total liabilities, mezzanine equity and stockholder's deficit	1,858,479	2,015,214
Non-Guarantors [Member]
ASSETS
Cash and cash equivalents	8,320	3,542	5,305	10,928
Accounts receivable, net	11,621	15,113
Inventories	5,057	4,652
Salespersons overdrafts, net	1,232	916
Prepaid expenses and other current assets	1,314	879
Intercompany receivable	395
Deferred income taxes	54	84
Total current assets	27,993	25,186
Property, plant and equipment, net	3,110	1,354
Goodwill	24,159	24,110
Intangibles, net	10,932	10,372
Deferred income taxes	2,472	2,564
Intercompany receivable	58,662	56,229
Other assets	267	257
Total assets	127,595	120,072
LIABILITIES AND STOCKHOLDER'S (DEFICIT) EQUITY
Accounts payable	4,963	5,570
Accrued employee compensation	3,676	2,563
Customer deposits	7,817	8,092
Commissions payable	696	714
Income taxes payable	515	62
Current portion of long-term debt and capital leases	12	18
Intercompany payable	5,415	4,598
Other accrued liabilities	1,256	1,158
Total current liabilities	24,350	22,775
Long-term debt and capital leases, less current maturities	2	14
Deferred income taxes	147
Other noncurrent liabilities	13	13
Total liabilities	24,512	22,802
Stockholder's (deficit) equity	103,083	97,270
Total liabilities, mezzanine equity and stockholder's deficit	127,595	120,072
Eliminations [Member]
ASSETS
Inventories	(418)	(360)
Intercompany receivable	(6,874)	(12,400)
Total current assets	(7,292)	(12,760)
Intercompany receivable	(586,586)	(663,142)
Investment in subsidiaries	(845,463)	(910,191)
Total assets	(1,439,341)	(1,586,093)
LIABILITIES AND STOCKHOLDER'S (DEFICIT) EQUITY
Accounts payable	2	(2)
Income taxes payable	(162)	(142)
Intercompany payable	(6,875)	(12,398)
Total current liabilities	(7,035)	(12,542)
Intercompany payable	(586,843)	(663,360)
Total liabilities	(593,878)	(675,902)
Stockholder's (deficit) equity	(845,463)	(910,191)
Total liabilities, mezzanine equity and stockholder's deficit	$ (1,439,341)	$ (1,586,093)